Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY
Other Comprehensive Income Defined Benefit Plans Tax	$ 1,096	$ 5,472	$ 2,019
Common Stock Dividends Per Share Cash Paid	$ 0.52	$ 0.43	$ 0.32